Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 109,545,000
Previously Paid Amount
Total Fee Amount	16,771.34
Total Offset Amount	4,564.05
Net Fee	$ 12,207.29